Investment Objectives and Goals - StockSnips AI-Powered Sentiment US All Cap ETF	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	StockSnips AI-Powered Sentiment US All Cap ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The StockSnips AI-Powered Sentiment US All Cap ETF (the “Fund”) seeks long-term capital appreciation.